Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of Detailed Information About Contractual Maturities of Lease Liabilities

	As of December 31,
	2025	2024
Lease liabilities payable:
Within one year	$209	$233
More than one year, but not exceeding two years	186	484
More than two years, but not exceeding five years	248	249
	643	966
Less: Amount due for settlement within 12 months shown under current liabilities	(209)	(233)
Amount due for settlement after 12 months shown under non-current liabilities	$434	$733